INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 65,715,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	42,854,000
Operating Loss Carryforwards, Expiration Dates	expire beginning in 2031 and 2025
Increases Of Operating Loss Carryforwards, Domestic and State	0
Federal Research And Development And Investment Tax Credits	1,969,000
State Research And Development And Investment Tax Credits	$ 960,000
Tax Credits Expiration Description	expire in 2018 through 2031 and 2015 through 2026